Document and Entity Information	Apr. 25, 2022
Cover [Abstract]
Entity Registrant Name	COMMERCIAL METALS Co
Amendment Flag	false
Entity Central Index Key	0000022444
Document Type	8-K
Document Period End Date	Apr. 25, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-4304
Entity Tax Identification Number	75-0725338
Entity Address, Address Line One	6565 N. MacArthur Blvd.
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(214)
Local Phone Number	689-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false